A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2019

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

1060 Capital Opportunity Fund, LP	US/Canada	$8,000,000	$7,541,370	6.34%	8/1/2016	Monthly	30 days	3/31/2019		$7,541,370
Alvento Long/Short Equity Fund LP	Europe including UK	7,000,000	8,604,147	7.23	12/1/2016	Monthly	30 days	3/31/2019		$8,604,147
Biomedical Value Fund, L.P.	US/Canada	4,640,000	4,782,969	4.02	3/1/2019	Quarterly	120 days	3/31/2020	(d)	$4,782,969
Castle Hook Fund L.P.	Global	6,940,195	7,077,151	5.95	1/1/2017	Quarterly	90 days	3/31/2019	(e)	$1,769,288
Dragon Billion Select US Feeder Fund	Greater China	9,000,000	9,143,100	7.69	11/1/2017	Quarterly	90 days	3/31/2019	(f)	$9,143,100
Engadine Equity Fund L.P.	Europe including UK	7,697,857	6,612,241	5.56	8/1/2018	Quarterly	45 days	3/31/2019	(f)	$6,612,241
Jericho Capital Partners L.P.	US/Canada	4,789,951	12,274,981	10.32	6/1/2011	Quarterly	60 days	3/31/2019		$12,274,981
KCL Capital Fund, L.P.	Global	5,000,000	4,733,560	3.98	1/1/2019	Quarterly	65 days	12/31/2019	(g)	$4,733,560
Pelham Long/Short Fund, L.P.	Europe including UK	3,860,261	7,409,750	6.23	5/1/2010	Monthly	90 days	3/31/2019		$7,409,750
Pleiad Asia Onshore Feeder Fund	Developed Asia including Japan	9,063,993	9,862,959	8.29	8/1/2015	Quarterly	60 days	3/31/2019	(e)	$2,465,740
Point72 Capital, L.P.	Global	9,000,000	9,003,421	7.57	6/1/2018	Quarterly	45 days	3/31/2019	(e)	$2,250,855
Shellback Fund, LP	US/Canada	7,480,343	11,084,902	9.32	1/1/2014	Quarterly	45 days	3/31/2019		$11,084,902
TPG Public Equity Partners-A, L.P.	Global	8,282,523	11,445,270	9.62	9/1/2015	Quarterly	60 days	3/31/2019	(e)	$2,861,318
WT China Fund Ltd.	China	3,870,000	4,054,510	3.41	3/1/2019	Monthly	45 days	3/31/2019		$4,054,510

Equity Hedged Subtotal		94,625,123	113,630,331	95.53

Total		$94,625,123	$113,630,331	95.53%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	This holding is under lock-up and is not redeemable without paying a fee.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	The Fund has submitted a full redemption notice from the Investment Fund, and as such, is receiving its proceeds from the Investment Fund.
(g)	The holding is under lock-up and is not redeemable.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2019

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using net asset value as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using net asset value as a practical expedient is $113,630,331. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the equity hedged strategy (total fair value of $113,630,331) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of March 31, 2019, the Investment Funds in the equity hedged strategy had $46,905,330, representing 41% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $9,516,529, representing 8% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments ranges from 9 - 11 months at March 31, 2019.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2019.

Please refer to the December 31, 2018 financial statements for full disclosure on the Fund’s portfolio valuation methodology.